Share-based payments - Outstanding DSUs Activity (Details) - Deferred Stock Units (DSU)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	4,131,229	3,796,051
Issued (in shares)	69,742	87,665
Settlement of RSUs/PSUs (in shares)	101,066	323,428
Dividends credited (in shares)	203,442	183,852
Settled (in shares)	(195,951)	(259,767)
Ending balance, outstanding (in shares)	4,309,528	4,131,229
Weighted average fair value at measurement date, other equity instruments granted | $	$ 59